Related Party Agreements and Transactions (Revenue from Related Parties) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Service revenue - related parties	$ 593	$ 662	$ 586
Rental income - related parties	101	15	15
Product sales - related parties	1	0	0
MPC [Member]
Related Party Transaction [Line Items]
Service revenue - related parties	593	662	586
Rental income - related parties	101	15	15
Product sales - related parties	$ 1	$ 0	$ 0